UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
		  --------

		 FORM N-CSR
		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-2981

FIRST INVESTORS SPECIAL BOND FUND, INC.
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
581 Main Street
Woodbridge, NJ 07095
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2004

DATE OF REPORTING PERIOD:  DECEMBER 31, 2004

Item 1.  Reports to Stockholders

	   The Annual Report to Stockholders follows

[Logo: "FIRST INVESTORS"]

First Investors
Special Bond Fund, Inc.

Annual Report
December 31, 2004

[Logo: "FIRST INVESTORS FINANCIAL NETWORK"]

Portfolio Managers' Letter
FIRST INVESTORS SPECIAL BOND FUND, INC.*

Dear Investor:

This is the annual report for the First Investors Special Bond Fund for the year ended December 31, 2004. During the year, the Fund's return on a net asset value basis was 10.4%, including dividends of 72 cents per share.

Continued strength in the high yield market was the most significant factor in the Fund's performance. Historically low interest rates, declining default rates and a sideways-trading equity market made the high yield arena attractive. The persistence of low interest and default rates combined with favorable economic and business fundamentals enabled the Fund to generate a return above its dividend yield for the second year in a row. Within the high yield asset class, risk taking was once again rewarded as the lowest-rated portion of the market had the highest returns.

The Fund benefited from its overweighting of cyclical industries in anticipation of an improving economy. Investments in chemical supplier Resolution Performance Products, refiner Giant Industries and industrial manufacturer Columbus McKinnon all benefited from the improving economy. In addition, bonds recovering from distressed levels aided performance during the year. Specifically, RCN Corporation successfully completed its restructuring. Another positive contributor to the Fund's performance was Cablevision Systems, which benefited from increasing private equity valuations of cable television and programming assets.

Performance was hurt by holdings in companies that failed to meet expectations. Triton Communications, a wireless provider, suffered from operating difficulties and performed poorly as a result of the termination of its affiliation agreement with AT&T Wireless following AT&T's merger with Cingular. Merisant underperformed due to continuing losses in market share of its Equal sweetener product. In addition, the Fund's performance was hurt by underweight positions in the metals and mining and utilities sectors.

FIRST INVESTORS SPECIAL BOND FUND, INC.*

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Richard T. Bourke
Co-Portfolio Manager

Greg Miller
Co-Portfolio Manager

January 31, 2005

* Shares in the Fund are only available to existing owners of variable annuity contracts issued by First Investors Life Insurance Company. The annual report does not reflect the additional expenses and charges that are applicable to variable annuity contracts.

Understanding Your Fund's Expenses
FIRST INVESTORS SPECIAL BOND FUND, INC.

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested in the Fund at the beginning of the period, July 1, 2004, and held for the entire six-month period ended December 31, 2004. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expense you paid on your account during this period simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical Expenses Example:

These amounts in the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical expense example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Fund Expenses
FIRST INVESTORS SPECIAL BOND FUND, INC.

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account      Expenses Paid
                                                    Value          Value       During Period
Expense Examples                                  (7/1/04)       (12/31/04)  (7/1/04-12/31/04)*
----------------------------------------------------------------------------------------------
Actual                                            $1,000.00      $1,067.83         $4.83
Hypothetical (5% return before expenses)          $1,000.00      $1,020.46         $4.72
----------------------------------------------------------------------------------------------
* Expenses are equal to the annualized expense ratio of .93%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).



Portfolio Composition
TOP SECTORS

(BAR CHART: Top Sectors)

Consumer Discretionary                     23.3%
Consumer Staples                           19.2%
Materials                                  16.7%
Energy                                     15.2%
Industrials                                 7.1%
Health Care                                 6.4%
U.S. Government Obligations                 5.0%
Telecommunications                          4.5%
Financials                                  2.6%

Portfolio holdings and allocations are subject to change.
Percentages are as of December 31, 2004, and are based on the total market value of investments.

Cumulative Performance Information
FIRST INVESTORS SPECIAL BOND FUND, INC.

Comparison of change in value of $10,000 investment in the First Investors Special Bond Fund, Inc. and the CS First Boston High Yield Index.

FIRST INVESTORS SPECIAL BOND FUND, INC.
GRAPH PLOT POINTS
AS OF DECEMBER 31, 2004

                              Special   CS First Boston
                                 Bond        High Yield
                                 Fund             Index

Dec-94                        $10,000           $10,000
Dec-95                         12,076            11,968
Dec-96                         13,657            13,527
Dec-97                         15,152            15,179
Dec-98                         15,348            15,263
Dec-99                         16,305            15,811
Dec-00                         15,234            14,916
Dec-01                         15,232            15,834
Dec-02                         15,567            16,325
Dec-03                         19,975            20,887
Dec-04                         22,048            23,383

(INSET BOX IN CHART READS:)

                     Average Annual Total Returns*
One Year                       10.38%
Five Years                      6.22%
Ten Years                       8.23%
S.E.C. 30-Day Yield             5.30%


  The graph compares a $10,000 investment in the First Investors Special Bond Fund, Inc. beginning 12/31/94 with a theoretical investment in the CS First Boston High Yield Index (the "Index"). The Index is designed to measure the performance of the high yield bond market. As of 12/31/04, the Index consisted of 1,563 different issues, most of which are cash-pay, but also included in the Index are zero-coupon bonds, step-bonds, payment-in-kind bonds and bonds which are in default. As of 12/31/04, approximately 3.65% of the market value of the Index was in default. The bonds included in the Index have an average maturity of 7.6 years, an average duration of 4.05 years and an average coupon of 8.73%. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and accompanying table, it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the years ended
  12/31/04.

  The returns shown do not reflect any sales charges, since the Fund sells it shares solely to First Investors Life Variable Annuity Fund A at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract. Results represent past performance and do not indicate future results. The graph and returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The issuers of the high yield bonds in which the Fund primarily invests pay higher interest rates because they have a greater likelihood of financial difficulty, which could result in their inability to repay the bonds fully when due. Prices of high yield bonds are also subject to greater fluctuations. CS First Boston High Yield Index figures are from CS First Boston Corporation and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS SPECIAL BOND FUND, INC.
December 31, 2004
----------------------------------------------------------------------------------------------------------
                                                                                                    Amount
                                                                                                  Invested
                                                                                                  For Each
 Principal                                                                                      $10,000 of
    Amount   Security                                                                    Value  Net Assets
----------------------------------------------------------------------------------------------------------

             CORPORATE BONDS--90.0%
             Aerospace/Defense--2.4%
    $  150M  Alliant Techsystems, Inc., 8.5%, 2011                                 $   165,000   $      77
       150M  DRS Technologies, Inc., 6.875%, 2013 +                                    157,500          73
       200M  L-3 Communications Corp., 5.875%, 2015 +                                  200,500          93
----------------------------------------------------------------------------------------------------------
                                                                                       523,000         243
----------------------------------------------------------------------------------------------------------
             Automotive--9.3%
       225M  Accuride Corp., 9.25%, 2008                                               229,500         107
        75M  Asbury Automotive Group, Inc., 9%, 2012                                    79,125          37
       594M  Cambridge Industries Liquidating Trust ++**                                 1,188           1
             Collins & Aikman Products Co.:
       250M    10.75%, 2011                                                            256,250         119
       250M    12.875%, 2012 +                                                         217,187         101
       250M  Cooper Standard Automotive, Inc., 8.375%, 2014 +                          250,625         117
       175M  Dana Corp., 9%, 2011                                                      216,190         101
       500M  Special Devices, Inc., 11.375%, 2008                                      490,000         228
       228M  TRW Automotive, Inc., 9.375%, 2013                                        265,620         123
----------------------------------------------------------------------------------------------------------
                                                                                     2,005,685         934
----------------------------------------------------------------------------------------------------------
             Chemicals--12.1%
        25M  BCP Caylux Holding Lux SCA, 9.625%, 2014 +                                 28,312          13
       150M  Equistar Chemicals LP, 10.625%, 2011                                      174,750          81
       100M  HMP Equity Holdings Corp., Zero Coupon
               (effective yield 12.98%), 2008 #                                         66,625          31
       250M  Huntsman International LLC, 7.375%, 2015 +                                251,875         117
       100M  Huntsman, LLC, 11.625%, 2010                                              118,750          55
       100M  IMC Global, Inc., 10.875%, 2013                                           125,500          59
       300M  Innophos, Inc., 8.875%, 2014 +                                            325,500         152
             Lyondell Chemical Co.:
       350M    9.625%, 2007                                                            386,750         180
       150M    9.5%, 2008                                                              163,500          76
       200M  Millennium America, Inc., 9.25%, 2008                                     228,500         107
       675M  Resolution Performance Products, LLC, 13.5%, 2010                         737,437         343
----------------------------------------------------------------------------------------------------------
                                                                                     2,607,499       1,214
----------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------
                                                                                                    Amount
                                                                                                  Invested
                                                                                                  For Each
 Principal                                                                                      $10,000 of
    Amount   Security                                                                    Value  Net Assets
----------------------------------------------------------------------------------------------------------
             Consumer Non-Durables--1.6%
    $  100M  Broder Brothers Co., 11.25%, 2010 +                                  $    105,000    $     49
             Levi Strauss & Co.:
       120M    11.625%, 2008                                                           126,600          59
       100M    9.75%, 2015 +                                                            99,500          47
----------------------------------------------------------------------------------------------------------
                                                                                       331,100         155
----------------------------------------------------------------------------------------------------------
             Energy--15.0%
       250M  Belden & Blake Corp., 8.75%, 2012 +                                       255,000         119
       300M  Bluewater Finance, Ltd., 10.25%, 2012                                     329,250         153
       500M  Chesapeake Energy Corp., 6.375%, 2015 +                                   516,250         240
       500M  Compagnie Generale de Geophysique, 10.625%, 2007                          528,125         246
       125M  Dresser, Inc., 9.375%, 2011                                               137,500          64
       250M  El Paso Production Holding Co., 7.75%, 2013                               263,125         122
       745M  Giant Industries, Inc., 11%, 2012                                         867,925         404
       300M  Tesoro Petroleum Corp., 9.625%, 2008                                      328,500         153
----------------------------------------------------------------------------------------------------------
                                                                                     3,225,675       1,501
----------------------------------------------------------------------------------------------------------
             Financial Services--2.4%
       500M  Dow Jones CDX, High Yield, Trust 1 Series 3-1,
               7.75%, 2009 +                                                           514,688         240
----------------------------------------------------------------------------------------------------------
             Food/Beverage/Tobacco--1.9%
       150M  Land O'Lakes, Inc., 8.75%, 2011                                           150,000          70
       100M  Merisant Co., 9.5%, 2013 +                                                 89,500          41
       150M  Pilgrim's Pride Corp., 9.625%, 2011                                       169,500          79
----------------------------------------------------------------------------------------------------------
                                                                                       409,000         190
----------------------------------------------------------------------------------------------------------
             Food/Drug--.7%
             Great Atlantic & Pacific Tea Company, Inc.:
        90M    7.75%, 2007                                                              89,550          42
        60M    9.125%, 2011                                                             56,550          26
----------------------------------------------------------------------------------------------------------
                                                                                       146,100          68
----------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS SPECIAL BOND FUND, INC.
December 31, 2004
----------------------------------------------------------------------------------------------------------
                                                                                                    Amount
                                                                                                  Invested
                                                                                                  For Each
 Principal                                                                                      $10,000 of
    Amount   Security                                                                    Value  Net Assets
----------------------------------------------------------------------------------------------------------
             Forest Products/Containers--3.6%
    $  250M  AEP Industries, Inc., 9.875%, 2007                                    $   255,625  $      119
       200M  Stone Container Corp., 9.75%, 2011                                        220,000         102
             Tekni-Plex, Inc.:
       175M    12.75%, 2010                                                            167,125          78
       130M    8.75%, 2013 +                                                           130,000          61
----------------------------------------------------------------------------------------------------------
                                                                                       772,750         360
----------------------------------------------------------------------------------------------------------
             Gaming/Leisure--2.8%
       250M  Circus & Eldorado/Silver Legacy, 10.125%, 2012                            273,125         127
       300M  Park Place Entertainment Corp., 9.375%, 2007                              331,500         154
----------------------------------------------------------------------------------------------------------
                                                                                       604,625         281
----------------------------------------------------------------------------------------------------------
             Health Care--6.4%
       165M  HCA, Inc., 5.25%, 2008                                                    166,104          77
       150M  Insight Health Services Corp., 9.875%, 2011                               152,250          71
       150M  MedQuest, Inc., 11.875%, 2012                                             177,000          82
        75M  Quintiles Transnational Corp., 10%, 2013                                   84,375          39
       250M  Sybron Dental Specialties, Inc., 8.125%, 2012                             273,750         128
       550M  Tenet Healthcare Corp., 6.375%, 2011                                      512,875         239
----------------------------------------------------------------------------------------------------------
                                                                                     1,366,354         636
----------------------------------------------------------------------------------------------------------
             Housing--.4%
       100M  Integrated Electrical Services, Inc., 9.375%, 2009                         94,500          44
----------------------------------------------------------------------------------------------------------
             Information Technology--.0%
       150M  Exodus Communications, Inc., 10.75%, 2009 ++**                                 94          --
----------------------------------------------------------------------------------------------------------
             Investment/Finance Companies--.2%
        91M  Finova Group, Inc., 7.5%, 2009                                             45,169          21
----------------------------------------------------------------------------------------------------------
             Manufacturing--3.8%
       600M  Columbus McKinnon Corp., 8.5%, 2008                                       606,000         282
       200M  Wolverine Tube, Inc., 7.375%, 2008 +                                      199,000          93
----------------------------------------------------------------------------------------------------------
                                                                                       805,000         375
----------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------
                                                                                                    Amount
                                                                                                  Invested
                                                                                                  For Each
 Principal                                                                                      $10,000 of
    Amount   Security                                                                    Value  Net Assets
----------------------------------------------------------------------------------------------------------
             Media-Broadcasting--2.7%
    $  150M  Nexstar Finance, LLC, 12%, 2008                                      $    162,750   $      76
       150M  Sinclair Broadcasting Group, Inc., 8.75%, 2011                            164,063          76
             Young Broadcasting, Inc.:
       136M    10%, 2011                                                               145,860          68
       100M    8.75%, 2014                                                             101,250          47
----------------------------------------------------------------------------------------------------------
                                                                                       573,923         267
----------------------------------------------------------------------------------------------------------
             Media-Cable TV--9.7%
       225M  Adelphia Communications Corp., 10.25%, 2011 ++                            228,937         106
       135M  Atlantic Broadband Finance, LLC, 9.375%, 2014 +                           131,287          61
       500M  Cablevision Systems Corp., 8%, 2012 +                                     536,250         250
       500M  Charter Communications Holdings, LLC, 10%, 2009                           452,500         211
       500M  Mediacom LLC/Mediacom Capital Corp., 8.5%, 2008                           512,500         238
       200M  Quebecor Media, Inc., 11.125%, 2011                                       229,500         107
----------------------------------------------------------------------------------------------------------
                                                                                     2,090,974         973
----------------------------------------------------------------------------------------------------------
             Media-Diversified--3.4%
       300M  Cenveo, Inc., 7.875%, 2013                                                280,500         131
             Six Flags, Inc.:
       150M    8.875%, 2010                                                            152,625          71
        50M    9.625%, 2014                                                             50,500          23
       200M  Universal City Development Partners, Ltd., 11.75%, 2010                   237,250         110
----------------------------------------------------------------------------------------------------------
                                                                                       720,875         335
----------------------------------------------------------------------------------------------------------
             Metals/Mining--.8%
       160M  Euramax International, Inc., 8.5%, 2011                                   171,600          80
----------------------------------------------------------------------------------------------------------
             Retail-General Merchandise--2.6%
       250M  General Nutrition Centers, Inc., 8.5%, 2010                               237,500         111
       300M  Michaels Stores, Inc., 9.25%, 2009                                        322,971         150
----------------------------------------------------------------------------------------------------------
                                                                                       560,471         261
----------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS SPECIAL BOND FUND, INC.
December 31, 2004
----------------------------------------------------------------------------------------------------------
                                                                                                    Amount
                                                                                                  Invested
 Principal                                                                                        For Each
    Amount                                                                                      $10,000 of
 or Shares   Security                                                                    Value  Net Assets
----------------------------------------------------------------------------------------------------------
             Services--5.3%
             Allied Waste NA, Inc.:
    $  150M    5.75%, 2011                                                       $     141,750   $      66
       300M    7.375%, 2014                                                            288,750         134
       325M  Hydrochem Industrial Services, Inc., 10.375%, 2007                        329,063         153
       384M  Kindercare Learning Centers, Inc., 9.5%, 2009                             387,360         180
----------------------------------------------------------------------------------------------------------
                                                                                     1,146,923         533
----------------------------------------------------------------------------------------------------------
             Telecommunications--.0%
       600M  ICG Services, Inc., 10%, 2008 ++**                                            375          --
       400M  XO Communications, Inc., 9%, 2008 ++**                                        250          --
----------------------------------------------------------------------------------------------------------
                                                                                           625          --
----------------------------------------------------------------------------------------------------------
             Utilities--.0%
       125M  AES Drax Energy, Ltd., 11.5%, 2010 ++                                       1,250           1
----------------------------------------------------------------------------------------------------------
             Wireless Communications--2.9%
       300M  Crown Castle International Corp., 9.375%, 2011                            337,500         157
             Triton Communications, LLC:
       100M    8.75%, 2011                                                              79,500          37
       250M    9.375%, 2011                                                            201,250          94
----------------------------------------------------------------------------------------------------------
                                                                                       618,250         288
----------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $19,367,688)                                   19,336,130       9,000
----------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT OBLIGATIONS--5.0%
     1,000M  U.S. Treasury Notes, 7%, 2006 (cost $1,019,483)                         1,060,547         495
----------------------------------------------------------------------------------------------------------
             COMMON STOCKS--3.3%
             Food/Drug--.3%
     5,500   Ingles Markets, Inc.                                                       68,145          31
----------------------------------------------------------------------------------------------------------
             Media-Cable TV--.3%
     2,061  *Echostar Communications Corporation - Class "A"                            68,508          31
----------------------------------------------------------------------------------------------------------
             Media-Diversified--1.1%
     1,500  *MediaNews Group, Inc. - Class "A" **                                      225,000         105
----------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
FIRST INVESTORS SPECIAL BOND FUND, INC.
December 31, 2004
----------------------------------------------------------------------------------------------------------
                                                                                                    Amount
                                                                                                  Invested
                                                                                                  For Each
 Shares or                                                                                      $10,000 of
  Warrants   Security                                                                    Value  Net Assets
----------------------------------------------------------------------------------------------------------
             Telecommunications--1.6%
    14,514  *RCN Corporation                                                     $     335,265   $     156
       530  *RCN Corporation **                                                         12,243           6
       230  *Viatel Holding (Bermuda), Ltd.                                                276         --
     1,571  *World Access, Inc.                                                              1         --
----------------------------------------------------------------------------------------------------------
                                                                                       347,785         162
----------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $619,733)                                           709,438         329
----------------------------------------------------------------------------------------------------------
             PREFERRED STOCKS--.8%
             Manufacturing
       363  *Day International Group, Inc., 12.25%,
               2010, PIK (cost $292,926)                                               176,987          82
----------------------------------------------------------------------------------------------------------
             WARRANTS--.0%
             Telecommunications
       250  *GT Group Telecom, Inc. (expiring 2/1/10)
               (cost $22,587) **                                                            --          --
----------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $21,322,417)                           99.1%       21,283,102       9,906
Other Assets, Less Liabilities                                            .9           201,375          94
----------------------------------------------------------------------------------------------------------
Net Assets                                                             100.0%      $21,484,477     $10,000
==========================================================================================================

 + Security exempt from registration under rule 144A of the Securities Act of 1933 (See Note 5)

++ In default as to principal and/or interest payment

*  Non-income producing

** Security valued at fair value (see Note 1A)

 # Zero coupon bond reflecting effective yield on the date purchased.

See notes to financial statements




Statement of Assets and Liabilities
FIRST INVESTORS SPECIAL BOND FUND, INC.
December 31, 2004

----------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(identified cost $21,322,417) (Note 1A)                                      $21,283,102
Cash                                                                             258,549
Interest receivable                                                              410,882
Dividend receivable                                                                  908
Other assets                                                                       4,373
                                                                             -----------
Total Assets                                                                  21,957,814
                                                                             -----------
Liabilities
Payable for shares redeemed                                                      440,068
Accrued advisory fee                                                              13,650
Accrued expenses                                                                  19,619
                                                                             -----------
Total Liabilities                                                                473,337
                                                                             -----------
Net Assets                                                                   $21,484,477
                                                                             ===========
Net Assets Consist of:
Capital paid in                                                              $28,484,535
Accumulated deficit in net investment income                                     (38,804)
Accumulated net realized loss on investment transactions                      (6,921,939)
Net unrealized depreciation in value of investments                              (39,315)
                                                                             -----------
Total                                                                        $21,484,477
                                                                             ===========
Net Asset Value, Offering Price and Redemption Price Per Share
($21,484,477 divided by 2,261,761 shares outstanding),
25,000,000 shares authorized, $1.00 par value (Note 2)                             $9.50
                                                                                   =====

See notes to financial statements



Statement of Operations
FIRST INVESTORS SPECIAL BOND FUND, INC.
Year Ended December 31, 2004

-----------------------------------------------------------------------------------------------------
Investment Income
Income:
Interest                                                                      $1,861,886
Dividend                                                                           2,969
                                                                             -----------
Total income                                                                               $1,864,855

Expenses (Notes 1 and 4):
Advisory fee                                                                     160,540
Professional fees                                                                 20,211
Custodian fees                                                                     4,239
Reports to shareholders                                                            2,904
Directors' fees                                                                      790
Registration fees                                                                    586
Other expenses                                                                    10,882
                                                                             -----------
Total expenses                                                                   200,152
Less - Expenses paid indirectly                                                   (1,943)
                                                                             -----------
Net expenses                                                                                  198,209
                                                                                          -----------
Net investment income                                                                       1,666,646
Realized and Unrealized Gain (Loss)
on Investments (Note 3):
Net realized loss on investments                                                (177,959)
Net unrealized appreciation                                                      640,583
                                                                             -----------
Net gain on investments                                                                       462,624
                                                                                          -----------
Net Increase in Net Assets Resulting
from Operations                                                                            $2,129,270
                                                                                          ===========
See notes to financial statements



Statement of Changes in Net Assets
FIRST INVESTORS SPECIAL BOND FUND, INC.

-----------------------------------------------------------------------------------------------------
Year Ended December 31                                                           2004            2003
-----------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
Net investment income                                                     $ 1,666,646     $ 1,836,769
Net realized loss on investments                                             (177,959)     (1,519,663)
Net unrealized appreciation of investments                                    640,583       4,897,672
                                                                          -----------     -----------
Net increase in net assets resulting from operations                        2,129,270       5,214,778
                                                                          -----------     -----------
Dividends to Shareholders
Net investment income                                                      (1,654,866)     (1,864,508)
                                                                          -----------     -----------
Capital Share Transactions *
Proceeds from shares sold                                                      36,063          44,332
Reinvestment of dividends                                                   1,654,866       1,864,508
Cost of shares redeemed                                                    (2,868,518)     (2,528,932)
                                                                          -----------     -----------
Net decrease in net assets resulting
from share transactions                                                    (1,177,589)       (620,092)
                                                                          -----------     -----------
Net increase (decrease) in net assets                                        (703,185)      2,730,178
Net Assets
Beginning of year                                                          22,187,662      19,457,484
                                                                          -----------     -----------
End of the year (including accumulated
deficit in net investment income of $38,804 and
$75,563, respectively)                                                    $21,484,477     $22,187,662
                                                                          ===========     ===========
*Capital Shares Issued and Redeemed
Sold                                                                            3,877           5,042
Issued for dividends reinvested                                               177,306         212,029
Redeemed                                                                     (307,493)       (293,043)
                                                                          -----------     -----------
Net decrease in capital shares                                               (126,310)        (75,972)
                                                                          ===========     ===========
See notes to financial statements


Notes to Financial Statements
FIRST INVESTORS SPECIAL BOND FUND, INC.
December 31, 2004


1. Significant Accounting Policies--The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The investment objective of the Fund is to seek high current income without undue risk to principal and secondarily to seek growth of capital.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market (including securities listed on exchanges whose primary market is believed to be over-the-counter) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Fund's Board of Directors (the "Board"). The pricing considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Fund's Board. At December 31, 2004, the Fund held seven securities that were fair valued by its Valuation Committee with an aggregate value of $239,150 representing 1.1% of the Fund's net assets.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains, since it is the policy of the Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, federal income taxes. As of December 31, 2004, the Fund had capital loss carryovers of $6,921,939 of which $636,995 expires in 2007, $365,853 expires in 2008,
$1,284,606 expires in 2009, $2,764,915 expires in 2010, $1,656,953 expires in 2011 and $212,617 expires in 2012.

C. Distributions to Shareholders--Dividends from net investment income are declared daily and paid quarterly and distributions from net realized capital gains, if any, are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and post-October capital losses.

FIRST INVESTORS SPECIAL BOND FUND, INC.
December 31, 2004


D. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

E. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. Interest income on zero-coupon bonds and stepbonds is accrued daily at the effective interest rate. For the year ended December 31, 2004, the Bank of New York, the custodian of the Fund has provided total credits in the amount of $1,886 against custodian charges based on the uninvested cash balances of the Fund. The Fund also reduced expenses through brokerage service arrangements. For the year ended December 31, 2004, the Fund's expenses were reduced by $57 under these arrangements.

2. Capital--Shares of the Fund are sold only through the purchase of First Investors Life Variable Annuity Fund A contracts issued by First Investors Life Insurance Company.

3. Security Transactions--For the year ended December 31, 2004, purchases and sales of securities, other than short-term U.S. Government obligations and short-term corporate notes, aggregated $6,387,625 and $7,003,804, respectively.

At December 31, 2004, the aggregate cost of securities for federal income tax purposes was $21,406,583. Accumulated net unrealized depreciation on investments was $123,481, consisting of $1,618,254 gross unrealized appreciation and $1,741,735 gross unrealized depreciation.

4. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors of the Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO") and its transfer agent, Administrative Data Management Corp. (ADM). Directors of the Fund who are not "interested persons" of the Fund as defined in the 1940 Act are remunerated by the Fund. For the year ended December 31, 2004, total directors' fees accrued by the Fund amounted to $790.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million.

5. Restricted Securities--Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2004, the Fund held seventeen 144A securities with an aggregate value of $4,007,974 representing 18.7% of the Fund's net assets. These securities are valued as set forth in Note 1A.

6. High Yield Credit Risk--The Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

7. Tax Components of Capital and Distribution to Shareholders--Distributions to shareholders on a tax basis during the years ended December 31, 2004 and 2003, were $1,654,866 and $1,864,508, respectively, and consisted entirely of ordinary income.

As of December 31, 2004, the components of distributable earnings (deficit) on a tax basis were as follows:

                  Accumulated                           Total
Undistributed         Capital                   Distributable
     Ordinary            Loss      Unrealized        Earnings
       Income       Carryover    Depreciation        (Deficit)
-------------   -------------   -------------   -------------
      $45,362     ($6,921,939)      ($123,481)    ($7,000,058)


Differences between book distributable earnings and tax distributable earnings consist primarily of post-October losses and amortization of bond premiums and discounts.

For the year ended December 31, 2004, the Fund reclassified $253,501 from accumulated net realized loss on investments to capital paid in to reflect permanent differences between book and tax reporting. This reclassification had no effect on the net assets of the Fund.


Financial Highlights
FIRST INVESTORS SPECIAL BOND FUND, INC.

The following table sets forth the operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for each year indicated.

                                                             Year Ended December 31
                                   ----------------------------------------------------------------------------
                                       2004            2003            2002            2001*           2000
                                   ------------    ------------    ------------    ------------    ------------
Per Share Data
--------------
Net Asset Value,
Beginning of Year                        $ 9.29          $ 7.90          $ 8.53          $ 9.47          $11.37
                                   ------------    ------------    ------------    ------------    ------------
Investment Operations:
Net investment income                       .73             .76             .80             .90            1.08
Net realized and
unrealized gain (loss)
on investments                              .20            1.41            (.62)           (.90)          (1.78)
                                   ------------    ------------    ------------    ------------    ------------
Total from Investment
Operations                                  .93            2.17             .18              --            (.70)
                                   ------------    ------------    ------------    ------------    ------------
Less Dividends from
Net Investment Income                       .72             .78             .81             .94            1.20
                                   ------------    ------------    ------------    ------------    ------------
Net Asset Value, End of Year             $ 9.50          $ 9.29          $ 7.90          $ 8.53          $ 9.47
                                   ============    ============    ============    ============    ============
Total Return                             10.38%          28.31%           2.20%           (.01%)         (6.57%)
------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Year
(in thousands)                          $21,484         $22,188         $19,457         $22,058         $24,135
                                   ------------    ------------    ------------    ------------    ------------
Ratio to Average Net Assets:
Expenses                                   .93%            .93%            .93%            .90%            .89%
Net Investment Income                     7.79%           8.84%           9.77%           9.80%          10.09%

Portfolio Turnover Rate                     31%             23%             18%             35%             37%

* Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. The per share data and ratios prior to 2001 have not been restated. The cumulative effect of this accounting change had no impact on the net assets of the Fund.

+ The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.


See notes to financial statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of First Investors Special Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of First Investors Special Bond Fund, Inc. as of December 31, 2004, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Special Bond Fund, Inc. as of December 31, 2004, the results of its operations for the year then ended, and changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                      Tait, Weller & Baker

Philadelphia, Pennsylvania
February 1, 2005

FIRST INVESTORS SPECIAL BOND FUND, INC.
Directors and Officers*

                                            Position
                                            Held with          Principal             Number of      Other
                                            Fund and           Occupation            Portfolios in  Trusteeships/
Name, Year of Birth                         Length of          During Past           Fund Complex   Directorships
and Address                                 Service            5 Years               Overseen       Held
------------                                -------            -------               --------       ----
DISINTERESTED DIRECTORS

Robert M. Grohol  1932                      Director           None/Retired          49              None
c/o First Investors                         since 6/30/00
Management Company, Inc.
95 Wall Street
New York, NY 10005

Rex R. Reed  1922                           Director           None/Retired          49              None
c/o First Investors                         since 3/31/84
Management Company, Inc.
95 Wall Street
New York, NY 10005

Herbert Rubinstein   1921                   Director           None/Retired          49              None
c/o First Investors                         since 9/20/79
Management Company, Inc.
95 Wall Street
New York, NY 10005

James M. Srygley  1932                      Director           Owner                 49              None
c/o First Investors                         since 1/19/95      Hampton
Management Company, Inc.                                       Properties
95 Wall Street
New York, NY 10005

Robert F. Wentworth  1929                   Director           None/Retired          49              None
c/o First Investors                         since 10/15/92
Management Company, Inc.
95 Wall Street
New York, NY 10005




                                            Position
                                            Held with          Principal             Number of      Other
                                            Fund and           Occupation            Portfolios in  Trusteeships/
Name, Year of Birth                         Length of          During Past           Fund Complex   Directorships
and Address                                 Service            5 Years               Overseen       Held
------------                                -------            -------               --------       ----
INTERESTED DIRECTORS**

Glenn O. Head  1925                         Director           Chairman of           49             None
c/o First Investors                         since 1968+        First Investors
Management Company, Inc.                                       Corporation,
95 Wall Street                                                 First Investors
New York, NY 10005                                             Consolidated
                                                               Corporation,
                                                               First Investors
                                                               Management
                                                               Company, Inc.,
                                                               and Administrative
                                                               Data Management
                                                               Corp., and officer
                                                               of other affiliated
                                                               companies***

Kathryn S. Head  1955                       Director           Officer and           49             None
c/o First Investors                         since 3/17/94      Director of
Management Company, Inc.                                       First Investors
581 Main Street                             President          Corporation,
Woodbridge, NJ 07095                        since 11/15/01     First Investors
                                                               Consolidated
                                                               Corporation,
                                                               First Investors
                                                               Management
                                                               Company, Inc.,
                                                               Administrative
                                                               Data Management
                                                               Corp., First
                                                               Investors
                                                               Federal Savings
                                                               Bank, School
                                                               Financial
                                                               Management
                                                               Services, Inc.,
                                                               and other affiliated
                                                               companies***




FIRST INVESTORS SPECIAL BOND FUND, INC.
Directors and Officers* (continued)

                                            Position
                                            Held with          Principal             Number of      Other
                                            Fund and           Occupation            Portfolios in  Trusteeships/
Name, Year of Birth                         Length of          During Past           Fund Complex   Directorships
and Address                                 Service            5 Years               Overseen       Held
------------                                -------            -------               --------       ----
INTERESTED DIRECTORS** (continued)

John T. Sullivan  1932                      Director           Of Counsel            49             None
c/o First Investors                         since 9/20/79      Hawkins,
Management Company, Inc.                                       Delafield &
95 Wall Street                                                 Wood; Director
New York, NY 10005                                             of First Investors
                                                               Corporation,
                                                               First Investors
                                                               Consolidated
                                                               Corporation,
                                                               First Investors
                                                               Management
                                                               Company, Inc.,
                                                               Administrative
                                                               Data Management
                                                               Corp., and
                                                               other affiliated
                                                               companies***

  * Each Director serves for an indefinite term with the Fund, until his/her successor is elected.

 ** Mr. Head and Ms. Head are interested directors because (a) they are indirect owners of more than 5% of the voting stock of the adviser and principal underwriter of the Fund, (b) they are officers, directors and employees of the adviser and principal underwriter of the Fund. Ms.
    Head is the daughter of Mr. Head. Mr. Sullivan is an interested director because he is a director and Chairman of the Executive
    Committee of First Investors Corporation and he indirectly owns securities issued by the adviser and principal underwriter of the Fund.

*** Other affiliated companies consist of: First Investors Realty
    Company, Inc., First Investors Life Insurance Company, First Investors
    Leverage Corporation, Route 33 Realty Corporation, First Investors
    Credit Funding Corporation, N.A.K. Realty Corporation, Real Property
    Development Corporation, School Financial Management Services, Inc.,
    First Investors Federal Savings Bank, First Investors Credit
    Corporation and First Investors Resources, Inc.

  + Mr. Head retired effective December 31, 2004.





                                            Position
                                            Held with          Principal             Number of      Other
                                            Fund and           Occupation            Portfolios in  Trusteeships/
Name, Year of Birth                         Length of          During Past           Fund Complex   Directorships
and Address                                 Service            5 Years               Overseen       Held
------------                                -------            -------               --------       ----
OFFICER(S) WHO ARE NOT DIRECTORS

Joseph I. Benedek  1957                     Treasurer          Treasurer             49             None
c/o First Investors                         since 1988         and Principal
Management Company, Inc.                                       Accounting Officer
581 Main Street
Woodbridge, NJ 07095

Larry R. Lavoie  1947                       Chief Compliance   General Counsel       49             None
c/o First Investors                         Officer since      of First Investors
Management Company, Inc.                    8/19/04            Corporation and
95 Wall Street                                                 its affiliates
New York, NY 10005
                                                               Director
                                                               from 9/17/98
                                                               to 8/18/04


FIRST INVESTORS SPECIAL BOND FUND, INC.

Shareholder Information
-----------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart
Nicholson Graham LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
1818 Market Street
Philadelphia, PA 19103


It is the Fund's practice to mail only one copy of its annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.

The Statement of Additional Information includes additional information about the Fund's directors and is available, without charge, upon request in writing or by calling 800-423-4026.

A description of the policies and procedures that the Fund uses to vote proxies relating to its portfolio securities is available, without charge, upon request by calling toll free 800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission's ("SEC") internet website at http://www.sec.gov. In addition, information regarding how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 800-423-4026 and on the SEC's internet website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Fund's Form N-Q is available on the SEC's website at http://www.sec.gov; and may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The schedule of portfolio holdings is available, without charge, upon request in writing or by calling 800-423-4026.

Item 2.  Code of Ethics

As of the end of the period, December 31, 2004, the Registrant has adopted a Code of Ethics that applies to the First Investors Funds' ("Funds") principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Funds or a third party. See Item 12(a) below for a copy of the code of ethics.

During the period of the report, there have been no amendments to the Code of Ethics or waivers, implicit or otherwise, from its provisions.

Item 3.  Audit Committee Financial Expert

The independent director currently serving as the audit committee financial expert is Robert F. Wentworth.

The Registrant's Board has unanimously determined that Mr. Wentworth satisfied the definition of an audit committee financial expert as set forth in the instructions to Form N-CSR under the Investment
Company Act of 1940.  Specifically, the Board determined that
Mr. Wentworth has all of the following: (i) an understanding of generally accepted accounting principles and financial statements; (ii) the ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves; (iii) experience preparing, auditing, analyzing or evaluating financial statements that present the breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Funds' financial statements, or experience actively supervising one or more persons engaged in such activities; (iv) an understanding of internal controls and procedures for financial reports; and (v) an understanding of audit committee functions. Furthermore, he had acquired these attributes through education and many years of relevant experience in various financial positions with American Telephone and Telegraph Company, including the positions of Director - Accounting, Director - Finance, Director - Financial Reporting and Analysis, Controller, and Director of Business Planning. Mr. Wentworth also has many years experience serving on the Audit Committees of First Investors Funds and other organizations. Finally, Mr. Wentworth is independent as defined in the instructions to the Form.

Item 4.  Principal Accountant Fees and Services

				 Fiscal Year Ended
				 December 31,
				 -----------------
				   2004        2003
				   ----	       ----
(a) Audit Fees			$14,900	   $14,900

(b) Audit-Related Fees		$     0	   $     0

(c) Tax Fees			$ 2,500    $ 2,500

    Nature of fees:  tax returns preparation and tax compliance

(d) All Other Fees		$     0	   $   	 0

(e)(1) Audit committee's pre-approval policies

The Audit Committee has adopted a charter under which it has the duties, among other things,

	(a)	to pre-approve, and to recommend to the full Board, the
selection, retention or termination of the independent auditors to provide audit, review or attest services to the Funds and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors' specific representations as to their independence;

	(b)	to pre-approve all non-audit services to be provided to
the Funds by the independent auditor;

	(c)	to pre-approve all non-audit services to be provided by
the Funds' independent auditor to the Funds' investment adviser or to any entity that controls, is controlled by or is under common control with the Funds investment adviser ("adviser affiliate") and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds;

	(d)	to establish, if deemed necessary or appropriate as an
alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraphs (b) and (c) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member and members of the Audit Committee, subject to subsequent Committee review and oversight;

	(e)	to consider whether the non-audit services provided by the
Funds' independent auditors to the Funds' investment adviser or any adviser affiliate that provides ongoing services to the Funds, which services were not pre-approved by the Audit Committee, are compatible with maintaining the auditors' independence;

	(f)	to meet with the Funds' independent auditors, including
meetings without management representatives, as necessary (i) to review the arrangements for, and scope of, the annual audit, any special audits and any other services to be provided to the Fund's by the auditors; (ii) to discuss any matters of concern relating to the Fund's financial statements, including any adjustments to such statements recommended by the auditors, or other results of said audit(s); and (iii) to review the form of opinion the auditors propose to render to the Board and shareholders;

	(g)	to receive and consider (i) information and comments from
the auditors with respect to the Funds' accounting and financial reporting policies, procedures and internal control over financial reporting (including the Funds' critical accounting policies and practices) and to consider management's responses to any such comments; (ii) reports from the auditors regarding any material written communications between the auditors and management; and (iii) reports from the auditors regarding all non-audit services provided to any entity in the Funds' investment company complex that were not pre-approved by the Audit Committee or pursuant to pre-approved policies and procedures established by the Audit Committee and associated fees;

	(h)	to consider the effect upon the Funds of any changes in
accounting principles or practices proposed by management or the auditors;

	(i)	to review and approve the fees proposed to be charged to the
Funds by the auditors for each audit and non-audit service;

	(j)	to receive reports from Fund management in connection with
the required certifications on Form N-CSR under the 1940 Act of any significant deficiencies in the design or operation of the Funds' internal control over financial reporting or material weakness therein and any reported evidence of fraud, whether or not material, involving management or other employees of the Funds who have a significant role in the Funds' internal control over financial reporting;

	(k)	to investigate improprieties or suspected improprieties in
the Funds' accounting or financial reporting brought to the attention of the Audit Committee;

	(l)	to receive and consider reports from attorneys, in
accordance with the "Up-the-Ladder" Reporting Policies for attorneys who appear or practice before the Securities and Exchange Commission in the representation of the Funds and in accordance with applicable federal law, and auditors relating to possible material violations of federal or state law or fiduciary duty;

	(m)	to report its activities to the full Board on a regular
basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate;

	(n)	to meet with the Treasurer of the Funds and, as necessary,
with internal auditors, if any, for the management company; and

	(o)	to perform such other functions and to have such powers as
may be necessary or appropriate in the efficient and lawful discharge of the powers provided in this Charter.



(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and Related Entities disclosed above were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant and the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended December 31, 2004 and 2003 were $35,000 and $35,000, respectively.

(h) Not Applicable


Item 5.  Audit Committee of Listed Registrant

	 Audit Committee Members -
			Robert M. Grohol
			Rex R. Reed
			Herbert Rubinstein
			James M. Srygley
			Robert F. Wentworth

Item 6.  Schedule of Investments

		 Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable to the Registrant

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

		 Not applicable to the Registrant

Item 9.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable to the Registrant

Item 10.  Submission of Matters to a Vote of Security Holders

The Nominating and Compensation Committee (the "Committee") of the Board of Directors/Trustees of the First Investors Family of Funds (the "Board") was established in November 2004. The Committee is comprised of all the Independent Directors/Trustees. The Committee is responsible for, among other things, selecting and nominating persons to serve as Independent Directors/Trustees on the Board, evaluating candidates' qualifications, reviewing the composition of the Board to determine whether it may be appropriate to add other Independent Directors/Trustees, and reviewing director/trustee compensation. When the Board has, or expects to have, vacancies, the Committee shall consider shareholder recommendations for nominations to fill such vacancies if such recommendations are submitted in writing and addressed to the Committee at the Funds' offices at: First Investors Funds, 95 Wall Street, New York, NY 10005.


Item 11. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits

(a)	Code of Ethics - Previously filed on the Registrant's Form N-CSR on
	September 8, 2004

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Special Bond Fund, Inc.
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  March 8, 2005


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Special Bond Fund, Inc.
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  March 8, 2005